John Hancock International High Dividend ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
John Hancock International High Dividend ETF | N/A
Prospectus [Line Items]
Annual Return [Percent]	3.48%	19.84%